Document and Entity Information Document	Feb. 16, 2022	Oct. 21, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 16, 2022
Entity Registrant Name	Valmont Industries, Inc.
Entity Central Index Key	0000102729
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-31429
Entity Tax Identification Number	47-0351813
Entity Address, Address Line One	15000 Valmont Plaza
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68154
City Area Code	402
Local Phone Number	963-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, $1.00 par value
Trading Symbol		VMI
Security Exchange Name		NYSE
Entity Emerging Growth Company	false